TRADE RECEIVABLES - TRADE RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TRADE RECEIVABLES [abstract]
Trade receivables	¥ 3,782,381			¥ 4,563,219
Including: receivables from related parties	2,955,797			3,477,558
Less: Provision for impairment of receivables	(60,704)			(61,135)	¥ (61,212)	¥ (66,907)
Trade receivables, net	¥ 3,721,677	$ 570,372		¥ 4,502,084

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.